SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA	12 Months Ended
Dec. 31, 2019
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA
NOTE 14:-	SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA

 a.        Financial expenses, net:

	Year ended December 31,
	2019	2018	2017
Income:

Interest on cash equivalents, bank deposits and restricted cash	$1,472	$981	$447
Other	18	29	355

	1,490	1,010	802
Expenses:

Interest with respect to bank credit, loans and other	395	614	844
Exchange rate differences, net	103	1,074	226
Bank charges including guarantees	3,552	3,560	3,857
Other	57	60	182

	4,107	5,308	5,109

Total financial expenses, net	$2,617	$4,298	$4,307

  b.        Earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

1.	Numerator:

	Year ended December 31,
	2019	2018	2017
Numerator for basic and diluted earnings per share -

Net income available to holders of Ordinary shares	$36,538	$18,409	$6,801

2.	Denominator (number of shares in thousands):

	Year ended December 31,
	2019	2018	2017
Denominator for basic net loss per share -

Weighted average number of shares	55,369	54,927	54,681
Add-employee stock options	662	826	171

Denominator for diluted net earnings per share - adjusted weighted average shares assuming exercise of options	56,031	55,753	54,852